Earnings Per Share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

16. EARNINGS PER SHARE

Basic earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of each class of shares by the weighted average number of shares outstanding during the period.

Diluted earnings per share is calculated to give effect to equity Awards.

The following table presents reconciliations of the numerators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Net income (loss) attributable to Telesat Corporation Shares	$(35,269)	$17,901	$(29,811)	$38,591
Effect of diluted securities	—	1,852	—	3,789
Diluted net income (loss) attributable to Telesat Corporation Shares	$(35,269)	$19,753	$(29,811)	$42,380

The following table presents reconciliations of the denominators of the basic and diluted per share computations:

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Basic total weighted average number of Telesat Corporation Shares outstanding	14,797,243	14,046,257	14,592,627	13,888,334
Effect of diluted securities
Stock options	—	48,137	—	18,437
RSUs	—	1,173,594	—	1,194,740
DSUs	—	168,020	—	148,120
PSUs	—	623,096	—	563,924
Diluted total weighted average number of Telesat Corporation Shares outstanding	14,797,243	16,059,104	14,592,627	15,813,555

Effect of diluted securities represents Telesat Public Shares and Class C Shares assumed to be issued for no consideration. The difference between the number of Telesat Public Shares and Class C Shares assumed issued on exercise and the number of Telesat Public Shares and Class C Shares assumed repurchased are treated as an issue of common shares for no consideration.

For the purpose of earnings per share, all of the Telesat Public Shares and Class C Shares have equivalent economic rights.